Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 105,038		$ 142,450
Derivative liabilities	106,974		142,629
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	105,038		142,450
Derivative liabilities	106,974		$ 142,629
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	10	$ 18
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	384	336
Derivative liabilities	$ 1,313	$ 1,583